Condensed Consolidated Statements Of Partners' Capital - Partner Type of Partners' Capital Account, Name [Domain] - USD ($) $ in Thousands	Total	Number Of Common Units [Member]
Partners' capital, January 1, units at Dec. 31, 2013	88,691,000
Net income	$ 29,775	$ 0
Cash distributions	$ 47,453	0
Partners' capital, March 31, units at Mar. 31, 2014	88,691,000
Partners' capital, March 31, value at Mar. 31, 2014	$ 1,080,059
Partners' capital, January 1, units at Dec. 31, 2014	95,029,218
Net income	$ 20,215	0
Cash distributions	$ 56,542	$ 0
Partners' capital, March 31, units at Mar. 31, 2015	95,029,218
Partners' capital, March 31, value at Mar. 31, 2015	$ 1,192,876